N-4	Aug. 14, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE & ANNUITY CO
Entity Central Index Key	0001074486
Entity Investment Company Type	N-4
Document Period End Date	Aug. 14, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

Effective July 29, 2026, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section is amended to reflect the following changes:

●	All references to the name Vanguard VIF Mid-Cap Index Portfolio will change to the Vanguard VIF Morningstar Mid-Cap Index Portfolio.

All other references in the prospectus to the Vanguard VIF Mid-Cap Index Portfolio will be Vanguard VIF Morningstar Mid-Cap Index Portfolio.

Pacific Advisory Variable Annuity [Member]
Variable Option [Line Items]
Prospectuses Available [Text Block]	Effective July 29, 2026, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section is amended to reflect the following changes:
Pacific Advisory Variable Annuity [Member] | Vanguard VIF Morningstar Mid-Cap Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF Morningstar Mid-Cap Index Portfolio